UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities:
Net cash used in operating activities	$ (150,905)	$ (468,361)
Investing activities:
Payments for purchases of property, equipment and software and intangible assets	(52,493)	(49,510)
Proceeds from disposal of property, equipment and software	11,814	7,387
Payments for purchases of short-term investments		(48,150)
Proceeds from sales of short-term investments		48,257
Receipts of government grants related to assets		28,063
Payments for investments in equity investees		(281)
Disposal of a subsidiary, net of cash disposed	(371)
Payments for purchases of securities pledged to an investor		(500,000)
Proceeds from sales of securities pledged to an investor		189,630
Proceeds from interest arising from securities pledged to an investor	4,469	4,469
Loans to a related party		(222,865)
Proceed from settlement of related party loans		140
Proceed from settlement of derivative instruments	740
Net cash used in investing activities	(35,841)	(542,860)
Financing activities:
Repayments of refundable deposits in connection with the PIPE investments		(10,264)
Proceeds from issuance of exchangeable notes	27,842
Repayments of exchangeable notes		(365,994)
Proceeds from issuance of ordinary shares to exchangeable notes holders		361,262
Proceeds from issuance of convertible notes	189,263	119,284
Repayments of convertible notes	(119,263)
Proceeds from exercise of public warrants		5,700
Proceeds from short-term borrowings	809,735	439,922
Repayments of short-term borrowings	(601,425)	(151,118)
Payments of cash collateral to Meritz	(74,469)
Net cash provided by financing activities	231,706	1,248,800
Effect of exchange rate changes on cash and restricted cash	(38,349)	(20,899)
Net increase in cash and restricted cash	6,611	216,680
Cash and restricted cash at beginning of the period	484,937	427,135
Cash and restricted cash at end of the period	491,548	643,815
Reconciliation of cash and restricted cash:
Cash	67,849	268,781
Restricted cash, current	420,971	373,887
Restricted cash, non-current	2,728	1,147
Total cash and restricted cash	491,548	643,815
Supplemental information
Interest paid	16,614	6,915
Income taxes paid	1,455	573
Income taxes refund	(349)	(13)
Non-cash investing and financing activities:
Purchase of property, equipment and software and intangible assets included in accrued expenses and other current liabilities	37,921	63,354
Issuance costs payable	6,556	32,406
Receivable from a disposal of an equity investment under common control	58,671
Receivable from issuance of ordinary shares to Westwood	82
Accretion of redeemable convertible preferred shares		2,979
Issuance of ordinary shares through conversion of convertible notes		30,114
Issuance of ordinary shares through conversion of redeemable convertible preferred shares		386,509
PIPE investors and LCAA
Financing activities:
Proceeds from issuance of ordinary shares to PIPE investors and LCAA, net of transaction costs		850,008
Westwood
Financing activities:
Proceeds from issuance of ordinary shares to Westwood	$ 23
Related party
Investing activities:
Proceed from settlement of related party loans		$ 140